Earnings Per Share - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Line Items]
Loss attributable to equityholders, basic	$ (447,793)	$ (100,929)	$ (240,980)
Loss attributable to equityholders, diluted	$ (447,793)	$ (100,929)	$ (240,980)
Weighted average number ordinary shares outstanding in calculation of earnings per share, basic	282,242,144	163,255,784	132,192,880
Weighted average number ordinary shares outstanding in calculation of earnings per share, diluted	282,242,144	163,255,784	132,192,880
Stock split description	On February 1, 2021 the Board of Directors of the Company approved a stock split of the issued and outstanding A Ordinary and common shares of the Company on a 220 for 1 basis.
Class A Ordinary Shares and Common Shares
Earnings Per Share [Line Items]
Weighted average number ordinary shares outstanding in calculation of earnings per share, basic	282,242,144	163,255,784	132,192,880
Weighted average number ordinary shares outstanding in calculation of earnings per share, diluted	282,242,144	163,255,784	132,192,880